Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2020
Short-term Bank Borrowings
Short-term Bank Borrowings

8.Short-term Bank Borrowings

The Group's bank borrowings consisted of the following:

	As of December 31,
	2019	2020
	US$	US$
Short-term borrowings	9,012,645	10,958,022

8. Short-term Bank Borrowings (Continued)

In July 2016, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$6.0 million by October, 2018. In October 2019, the Group renewed the bank credit facility under which the Group can borrow up to US$6.0 million collateralized by its accounts receivable by October, 2020. In 2019, the Group has aggregately drawn down the credit facility of US$7.7 million and repaid US$1.9 million. The weighted average interest rate for borrowings drawn under such credit facility was 5.53% for the year ended December 31, 2019. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$11.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is the Loan Prime Rate ("LPR ") plus 1.30%. Cash amount of US$3.1 million has been deposited in the bank as guarantee in December 2020 as well. In 2020, the Group has aggregately drawn down the credit facility of US$28.8 million and repaid US$24.1 million, and the weighted average interest rate for borrowings drawn under such credit facility was 5.15%. This loan contain minimum quarterly net income as financial covenants which the Group failed to fulfill as of December 31, 2020 and could be required by the bank to repay the loan immediately. The Group is in the process of applying for a waiver of the financial covenants with the bank.

In July 2018, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$4.0 million by July 2019. In October 2019, the Group renewed the bank credit facility under which the Group can borrow up to US$4.0 million collateralized by its accounts receivable by October 2020. The interest rate for this credit facility is Libor plus 4.7%, determined on the draw-down date. In 2019, the Group has aggregately drawn down the credit facility of US$6.4 million and repaid US$3.2 million. The weighted average interest rate for borrowings drawn under such credit facility was 6.12% for the year ended December 31, 2019. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$4.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is Libor plus 3.5%, determined on the draw-down date. In 2020, the Group has aggregately drawn down the credit facility of US$4.0 million and repaid US$7.2 million, and the weighted average interest rate for borrowings drawn under such credit facility was 4.39%. As of December 31, 2020, the Group has fully repaid the loan under this agreement.

As of December 31 2020, the total available credit amount under these two facility agreements was US$4.0 million.